Cash and cash equivalents	3 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	March 31, 2019	December 31, 2018
	€m	€m
Cash and cash equivalents	753.1	327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	753.2	327.6

‘Cash and cash equivalents’ comprise cash balances and call deposits. There were no bank overdrafts reported in either period. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.